SEGMENT DISCLOSURE (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012	Dec. 31, 2011
Segment disclosure
Number of types of commercial real estate properties	3
Revenues	$ 235,813	$ 232,513	$ 213,293
Property expenses:
General and administrative	2,568	2,773	2,066
Total expenses	221,134	212,716	206,984
Reportable segments
Property expenses:
Net operating income	129,208	131,275	117,163
Reportable segments | Office Properties
Segment disclosure
Revenues	175,144	172,583	158,321
Property expenses:
Operating	67,906	66,230	63,964
General and administrative	1,078	1,122	683
Total expenses	68,984	67,352	64,647
Net operating income	106,160	105,231	93,674
Reportable segments | Hotel Properties
Segment disclosure
Revenues	40,680	41,086	39,505
Property expenses:
Operating	28,825	25,951	25,111
General and administrative	250	184	142
Total expenses	29,075	26,135	25,253
Net operating income	11,605	14,951	14,252
Reportable segments | Multifamily properties
Segment disclosure
Revenues	19,989	18,844	15,467
Property expenses:
Operating	8,432	7,407	6,011
General and administrative	114	344	219
Total expenses	8,546	7,751	6,230
Net operating income	$ 11,443	$ 11,093	$ 9,237